Debt (Details 2) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 27, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Rate	1.00%
Convertible Bridge Loans Payable			$ 100,000	$ 2,202,664
Principal amount	$ 158,000
Convertible Bridge Loans Payable 1 [Member]
Interest Rate		4.00%	4.00%
Convertible Bridge Loans Payable		$ 100,000	$ 100,000	100,000
Principal amount		$ 100,000	$ 100,000
Convertible Bridge Loans Payable 2 [Member]
Interest Rate			12.00%
Convertible Bridge Loans Payable			$ 0	39,388
Principal amount			$ 39,388
Stock issued for conversion of debt, shares			59,694
Convertible Bridge Loans Payable 2 [Member] | Principal
Stock issued for conversion of debt			$ 39,388
Convertible Bridge Loans Payable 2 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 5,973
Convertible Bridge Loans Payable 3 [Member]
Interest Rate			12.00%
Convertible Bridge Loans Payable			$ 0	164,307
Principal amount			$ 164,307
Stock issued for conversion of debt, shares			249,013
Convertible Bridge Loans Payable 3 [Member] | Principal
Stock issued for conversion of debt			$ 164,307
Convertible Bridge Loans Payable 3 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 24,916
Convertible Bridge Loans Payable 4 [Member]
Interest Rate			12.00%
Convertible Bridge Loans Payable			$ 0	391,361
Principal amount			$ 391,361
Maturity Date			Aug. 26, 2020
Stock issued for conversion of debt, shares			435,184
Convertible Bridge Loans Payable 4 [Member] | Principal
Stock issued for conversion of debt			$ 391,361
Convertible Bridge Loans Payable 4 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 43,823
Convertible Bridge Loans Payable 5 [Member]
Interest Rate			9.00%
Convertible Bridge Loans Payable			$ 0	20,000
Principal amount			$ 20,000
Stock issued for conversion of debt, shares			41,336
Convertible Bridge Loans Payable 5 [Member] | Principal
Stock issued for conversion of debt			$ 20,000
Convertible Bridge Loans Payable 5 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 10,096
Convertible Bridge Loans Payable 6 [Member]
Interest Rate			12.00%
Convertible Bridge Loans Payable			$ 0	795,137
Principal amount			$ 795,137
Maturity Date			Aug. 26, 2020
Stock issued for conversion of debt, shares			884,174
Convertible Bridge Loans Payable 6 [Member] | Principal
Stock issued for conversion of debt			$ 795,137
Convertible Bridge Loans Payable 6 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 89,037
Convertible Bridge Loans Payable 7 [Member]
Interest Rate			12.00%
Convertible Bridge Loans Payable			$ 0	$ 692,471
Principal amount			$ 692,471
Maturity Date			Aug. 26, 2020
Stock issued for conversion of debt, shares			770,012
Convertible Bridge Loans Payable 7 [Member] | Principal
Stock issued for conversion of debt			$ 692,471
Convertible Bridge Loans Payable 7 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 77,541